UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     August 09, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $125,452 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100     1533    30000 SHR      SOLE                    30000
COLUMBIA LABS INC              COM              197779101      945   300000 SHR      SOLE                   300000
COMPUGEN LTD                   ORD              M25722105      640   200000 SHR      SOLE                   200000
COMPUTER ASSOC INTL INC        COM              204912109    12366   450000 SHR      SOLE                   450000
CONOCOPHILLIPS                 COM              20825C104     1725    30000 SHR      SOLE                    30000
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     5117   556200 SHR      SOLE                   556200
DANIELSON HLDG CORP            COM              236274106     2544   209000 SHR      SOLE                   209000
ENCORE ACQUISITION CO          COM              29255W100     5125   125000 SHR      SOLE                   125000
ENCORE WIRE CORP               COM              292562105     4636   400000 SHR      SOLE                   400000
EXXON MOBIL CORP               COM              30231G102     2874    50000 SHR      SOLE                    50000
FEDERAL HOME LN MTG CORP       COM              313400301     9785   150000 SHR      SOLE                   150000
FIRST DATA CORP                COM              319963104     1606    40000 SHR      SOLE                    40000
GENITOPE CORP                  COM              37229P507     5637   439000 SHR      SOLE                   439000
GROUP 1 AUTOMOTIVE INC         COM              398905109     4375   182000 SHR      SOLE                   182000
HEALTH MGMT ASSOC INC NEW      CL A             421933102     6545   250000 SHR      SOLE                   250000
KINDER MORGAN INC KANS         COM              49455P101     1664    20000 SHR      SOLE                    20000
MAIR HOLDINGS INC              COM              560635104     3991   451500 SHR      SOLE                   451500
MESA AIR GROUP INC             NOTE  2.482% 6/1 590479AB7     3525 10000000 SHR      SOLE                 10000000
MI DEVS INC                    CL A SUB VTG     55304X104     4733   150000 SHR      SOLE                   150000
NEWS CORP                      CL A             65248E104     4045   250000 SHR      SOLE                   250000
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      403    16857 SHR      SOLE                    16857
PARALLEL PETE CORP DEL         COM              699157103     2655   300000 SHR      SOLE                   300000
PINNACLE AIRL CORP             COM              723443107     4316   502400 SHR      SOLE                   502400
REPUBLIC AWYS HLDGS INC        COM              760276105    15028  1040000 SHR      SOLE                  1040000
RYERSON TULL INC NEW           COM              78375P107     8562   600000 SHR      SOLE                   600000
SOUTHWEST AIRLS CO             COM              844741108      697    50000 SHR      SOLE                    50000
TRM CORP                       COM              872636105      740    44000 SHR      SOLE                    44000
WAL MART STORES INC            COM              931142103     9640   200000 SHR      SOLE                   200000